Stock Options	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Stock Options

13 - STOCK BASED COMPENSATION

During the year ended March 31, 2015 and March 31, 2014, the Company issued common shares and options to employees and non-employees, and as a result, common shares and additional paid in capital has been increased by $81,898 and $78,226 respectively.

On July 2, 2012, Dr. Cowpland received 5,000,000 of the Company's common shares as compensation in lieu of salary for services provided to the Company. An amount of $50,000 in stock based compensation expense was recorded during the year ended March 31, 2013, which represents the fair value of the shares on the date of the grant.

On July 2, 2012, Mr. Stechyson received 5,000,000 of the Company's common shares as compensation in lieu of cash for services provided to the Company. An amount of $50,000 in stock based compensation expense was recorded during the year ended March 31, 2013, which represents the fair value of the shares on the date of the grant.

At various times through fiscal year 2015 Dr. Cowpland received a total of 1,013,333 shares of common stock in lieu of cash for services provided to the Company, valued at $9,038.

At various times through fiscal year 2015 a Company controlled by Mr. Stechyson received a total of 4,290,000 shares of common stock in lieu of cash for services provided to the Company, valued at $36,819.

At various times through fiscal year 2015 a Company controlled by Mr. Chapman received a total of 3,079,689 shares of common stock in lieu of cash for services provided to the Company, valued at $24,142.

The increase in additional paid in capital is the value associated with the common shares issued and the vesting of options, which is recorded as compensation expense in the statement of Comprehensive Income as a part of selling, general and administrative expense.

Under ZIM’s Employee Stock Option Plan, the Company may grant options to its officers, directors and employees for up to 27,200,000 common shares. As at March 31, 2015, 11,597,963 (March 31, 2014, 15,574,558) options were outstanding under the Employee Stock Option Plan. In addition, 6,010,000 (March 31, 2014, 6,010,000) options were issued outside of ZIM’s Employee Stock Option Plan and are outstanding. Stock options are granted with an exercise price equal to the common share’s fair market value at the date of grant. Options are granted periodically and both the maximum term of an option and the vesting period are set at the Board's discretion. All options granted in fiscal year 2015 vested on the day of the grant and have a three year term. The expected life of the grants due to forfeitures and exercise of options is estimated based on recent history and is 3.0 years.

The Company recognized the following expense relating to stock options and grants:

	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2013
	$	$	$
Options compensation expense for employees	3,405	22,731	31,387
Options compensation expense for consultants	8,494	55,495	8,782
Stock grant compensation expense for Consultants	60,961	-	50,000
Stock grant compensation expense for executive officers	9,038	-	50,000
Total expense	81,898	78,226	140,169

All options granted vested on the day of the grant resulting in the Company not having any non-vested awards as of March 31, 2015 or March 31, 2014.

A summary of the status of the stock options is as follows:

	March 31, 2015 Number of options outstanding	March 31, 2014 Number of options outstanding

Options outstanding, beginning of year	21,584,558	26,134,485
Granted	1,397,000	5,582,101
Expired	(5,373,595)	(10,132,028)
Options outstanding, end of year	17,607,963	21,584,558

The following table represents a summary of the options outstanding as at March 31, 2015:

	Options outstanding and exercisable
Range of exercise prices	Number outstanding at March 31, 2015	Weighted average remaining contractual life
$		Years
0.002-0.004	7,893,019	0.50
0.004-0.008	785,000	2.57
0.008-0.012	4,305,343	0.76
0.016-0.020	4,624,601	1.52
	17,607,963	0.92

The weighted average grant-date fair value of options granted and vested in fiscal 2015 and 2014 were $0.0081 and $0.0139 respectively.

As at March 31, 2015 there were 7,893,019 options in the money with a total intrinsic value of $15,786.

EMPLOYEE AND NON-EMPLOYEE OPTIONS

During the year ended March 31, 2015, 457,000 options were granted to employees. In the year ended March 31, 2014, 1,682,725 options were granted to employees.

During the year ended March 31, 2015, 940,000 options were granted to non-employees. In the year ended March 31, 2014, 3,899,376 options were granted to non-employees.

No options have been granted with exercise prices below the market price on the respective grant dates during the year ended March 31, 2015 or March 31, 2014.